SHARE-BASED COMPENSATION (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) shares	Jul. 31, 2020 $ / shares shares	Dec. 31, 2025 CNY (¥) $ / shares shares	Dec. 31, 2024 shares	Jan. 31, 2021 shares	Mar. 31, 2020 shares	Sep. 30, 2018 shares	Jan. 31, 2017 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense | ¥			¥ 430
Weighted average period			2 years 29 days
Share-Based Payment Arrangement, Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares became restricted			1,802,351	6,430,000
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of restricted ordinary shares | $	$ 23,883
Unrecognized compensation expense | ¥			¥ 11,126
Weighted average period			2 years 7 months 17 days
Restricted Stock [Member] | EliteCRM [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares became restricted	2,411,177
Vesting period	2 years
Restricted Stock [Member] | EliteCRM [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting rights description	graded vesting as to 1/2 of the restricted ordinary shares vest on the first anniversary of March 22, 2022 and with the remaining 1/2 of the restricted ordinary shares vesting on March 22, 2023.
Share Option Plan T2021 Share Plan [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares became restricted			1,802,351	6,430,000
Share Option Plan 2016 Share Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance								21,119,408
Weighted average exercise price, granted | $ / shares			¥ 0.38
Vested and expected to vest, weighted remaining contractual years		10 years	2 years 7 months 9 days
Number of share options granted				1,000,000
Share Option Plan 2016 Share Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		12 months
Vesting percentage		25.00%
Weighted average exercise price, granted | $ / shares		$ 0.01
Share Option Plan 2016 Share Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		36 months
Vesting percentage		50.00%
Weighted average exercise price, granted | $ / shares		$ 0.38
Common Class A [Member] | Share Option Plan Share 2021 Plan [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance					15,144,221
Common Class A [Member] | Share Option Plan 2016 Share Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance		29,525,465				26,419,211	25,838,502